Investment Adviser
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Board of Directors
      John F. Curley, Jr., Chairman                   Annual Report
      Edmund J. Cashman, Jr., President             December 31, 1997
      Richard G. Gilmore
      Charles F. Haugh                                 Legg Mason
      Arnold L. Lehman                                     Tax
      Dr. Jill E. McGovern                               Exempt
      T. A. Rodgers                                    Trust, Inc.

Transfer and Shareholder Servicing Agent           The Art of Investing
      Boston Financial Data Services                [LEGG MASON LOGO]
      Boston, MA                                          FUNDS

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      Coopers & Lybrand L.L.P.
      Baltimore, MD



      The Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will always be able to maintain a stable net asset value of $1.00 per share.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (bullet) 539 (bullet) 0000

LMF-016

To Our Shareholders,


     On December 31, 1997, the Legg Mason Tax Exempt Trust had $307 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 2.87% and its average weighted maturity is 21 days.

     The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

     Coopers & Lybrand L.L.P., the Tax Exempt Trust's independent auditors, have completed their annual examination, and audited financial statements for the fiscal year ended December 31, 1997 are included in this report.

     We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                                  Sincerely,


                                                  /s/ John F. Curley, Jr.
                                                  _________________________
                                                  John F. Curley, Jr.
                                                  Chairman



February 2, 1998

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
December 31, 1997
(Amounts in Thousands)
        Par                                      Rate           Value
-------------------------------------------------------------------------------
              Alabama -- 0.4%
              Montgomery Industrial
                Development Board
                (General Electric Project)
                Series 1990 VRDN
                (Aaa/P1, AAA/A1+)
      $ 1,100     2/26/98                           3.75%(A)    $  1,100
                                                                --------

              Alaska -- 0.3%
              Valdez (City of) Marine
                Terminal Revenue Bonds
                (Exxon) VRDN
                (Aaa/P1, AAA/A1+)
          800     1/2/98                            4.95(A)          800
                                                                --------

              Arizona -- 0.8%
              Salt River Project
                Agricultural
                Improvement & Power
                District TECP (P1, A1+)
        2,500     2/24/98                           3.80           2,500
                                                                --------

              Connecticut -- 4.1%
              State of Connecticut Health &
                Educational Facilities
                Authority (Yale University)
                Series T & S VRDN
                (Aaa/VMIG1, AAA/A1+)
       12,600     1/7/98 to 3/11/98         3.75 to 3.80(A)       12,600
                                                                --------

              Florida -- 5.2%
              Gainesville (City of), Utilities
                System Series C TECP
                (P1, A1+)
        3,000     2/24/98                           3.80           3,000
              Pinellas County Florida
                Health Facilities
                Authority (Bayfront
                Medical Center, Inc.
                Project) Refunding
                Revenue Bonds
                Series 1989 VRDN
                (Aaa/VMIG1, AAA/A1)
        2,700     1/7/98                            3.65(A)        2,700



        Par                                      Rate           Value
-------------------------------------------------------------------------------
              Florida--Continued
              Putnam County
                Development Authority
                PCR Bonds (Seminole
                Electric Cooperative, Inc.)
                Series 1984 H-1 & H-2 VRDN
                (Aa3, AA-/A1+)
      $10,350     1/7/98                            3.85%(A)    $ 10,350
                                                                --------
                                                                  16,050
                                                                --------

              Idaho -- 1.0%
              Idaho (State of) TANS
                Series 1997 (MIG1, SP1+)
        3,000     6/30/98                           4.63           3,011
                                                                --------

              Indiana -- 7.1%
              Mount Vernon (City of)
                PCR (General Electric
                Company Project)
                Series 1989 A VRDN
                (Aaa/P1, AAA/A1+)
       13,000     2/13/98 to 4/7/98         3.70 to 3.80(A)       13,000
              Rockport (City of)
                PCR Refunding Bonds
                (AEP Generating Company
                Project) Series 1995 A VRDN
                (AAA/A1)
        4,500     1/2/98                            5.00(A)        4,500
              Sullivan (City of)
                Floating/Fixed Rate PCR
                (Hoosier Energy Rural Elective
                Cooperative, Inc. Project)
                Series L4, VRDN
                (A1/P1, AA-/A1+)
        4,295     2/25/98                           3.80           4,295
                                                                --------
                                                                  21,795
                                                                --------
              Iowa -- 1.6%
              Louisa County PCR (Iowa-
                Illinois Gas & Electric
                Company Project) Series
                1986 A VRDN
                (A3/P1, A/A1)
        5,000     1/7/98                            4.00(A)        5,000
                                                                --------

        Par                                      Rate           Value
-------------------------------------------------------------------------------
              Kentucky -- 2.5%
              Jefferson (County of)
                PCR Bonds (Louisville
                Gas and Electric Company
                Project) Series 1993 A VRDN
                (Aa2/VMIG1, AA-/A1+)
      $ 2,000     2/25/98                           3.80%(A)    $  2,000
              Kentucky Economic
                Development Finance
                Authority Hospital Revenue
                Bonds, Series 1997 (Baptist
                Healthcare System Obligated
                Group) VRDN
                (AA-/A1+, AA-/F1+)
        4,000     1/7/98                            3.65(A)        4,000
              Trimble (County of) PCR
                Bonds (Louisville Gas
                and Electric Company
                Project) Series 1992 A
                VRDN
                (Aa2/VMIG1, AA-/A1+)
        1,565     2/26/98                           3.75(A)        1,565
                                                                --------
                                                                   7,565
                                                                --------

              Louisiana -- 0.4%
              Ascension (Parish of)
                PCR Refunding (Shell Oil
                Company Project)
                Series 1993 VRDN
                (AAA/A1+)
          500     1/2/98                            4.80(A)          500
              Parish of East Baton Rouge,
                State of Louisiana Pollution
                Control Revenue Refunding
                Bonds (Exxon Project) 1993
                Series VRDN
                (Aaa/P1, AAA/A1+)
          600     1/2/98                            4.80(A)          600
                                                                --------
                                                                   1,100
                                                                --------

              Maryland -- 18.2%
              Anne Arundel County,
                Maryland General
                Obligation BANS Series B
                (Consolidated Water and
                Sewer Series) TECP (P1, A1+, F1+)
        8,000     2/6/98 to 2/10/98         3.70 to 3.80           8,000
              Baltimore County
                Consolidated Public
                Improvement BANS
                Series 1995 TECP (P1, A1+, F1+)
        7,100    1/9/98 to 2/6/98           3.70 to 3.80           7,100




        Par                                      Rate           Value
-------------------------------------------------------------------------------
              Maryland -- Continued
              Baltimore County Metro
                District BANS Series 1995
                TECP (P1, A1+, F1+)
      $ 5,400     1/12/98 to 2/5/98         3.70 to 3.80%       $  5,400
                Baltimore County,
                Maryland PCR
                Revenue Refunding
                Bonds (Baltimore Gas &
                Electric) Series 1985
                VRDN (A2/VMIG1, A/A1)
        8,500     1/13/98 to 2/23/98        3.70 to 3.85(A)        8,500
              Baltimore County, Maryland
                Revenue Bonds (The Sheppard
                and Enoch Pratt Hospital
                Facility) Series 1992 VRDN
                (Aa3/VMIG1)
        2,900     1/7/98                            3.75(A)        2,900
              County Commissioners of
                Charles County Consolidated
                Public Improvement
                Bonds 1997 (Aa3, AA-)
        1,000     2/1/98                            5.00           1,001
              Howard County Consolidated
                Public Improvement
                BANS Series B TECP
                (P1, A1+, F1+)
       10,000     2/27/98 to 3/6/98                 3.80          10,000
              Maryland Health & Higher
                Educational Facilities
                Authority (Pooled Loan
                Program Issue) Series
                1985 A & B VRDN
                (Aa3/VMIG1)
       13,200     1/7/98                    3.70 to 3.75(A)       13,200
                                                                --------
                                                                  56,101
                                                                --------

              Massachusetts -- 2.7%
              Massachusetts Health &
                Educational Facilities
                Authority Revenue Bonds
                Harvard University Issue
                Series L VRDN
                (Aaa/VMIG1, AAA/A1+)
        8,200     2/13/98 to 4/7/98         3.70 to 3.75(A)        8,200
                                                                --------

Legg Mason Tax Exempt Trust, Inc.


        Par                                      Rate           Value
-------------------------------------------------------------------------------
              Minnesota -- 2.1%
              Rochester (City of) Health
                Care Facilities Revenue
                Bonds (Mayo
                Foundation/Mayo
                Medical Center)
                Series 1992 C VRDN
                (AA+/A1+)
      $ 6,500     2/20/98 to 4/8/98         3.70 to 3.75%(A)    $  6,500
                                                                --------

              Michigan -- 1.6%
              Michigan State Housing
                Development Authority Rental
                Housing Revenue Bonds,
                Series 1997 B VRDN
                (Aaa/VMIG1, AAA/A1+)
        5,000     1/7/98                            3.70(A)        5,000
                                                                --------

              Mississippi -- 2.3%
              Jackson County Port Facility
                Refunding Bonds (Chevron
                USA, Inc. Project) Series 1993
                VRDN (Aa2/P1)
        7,200     1/2/98                            4.95(A)        7,200
                                                                --------

              Montana -- 2.1%
              Forsyth (City of) PCR
                (Portland General Electric
                Company Colstrip
                Project) VRDN
                Series 1983 D
                (Aa1/P1, AA+/A1+)
        3,000     1/7/98                            3.70(A)        3,000
                Series 1984 (Aa1/P1)
        3,400     1/7/98                            3.70(A)        3,400
                                                                --------
                                                                   6,400
                                                                --------
              Nebraska -- 1.9%
              Omaha Public Power
                District TECP (P1, A1+)
        6,000     1/23/98 to 4/9/98         3.70 to 3.80           6,000
                                                                --------

              New Mexico -- 1.6%
              State of New Mexico
                1997-98 TRANS,
                Series 1997
                (MIG1/SP-1+)
        5,000     6/30/98                           4.50           5,015
                                                                --------



        Par                                      Rate           Value
-------------------------------------------------------------------------------
              North Carolina -- 3.9%
              Winston-Salem (City of)
                Water & Sewer Revenue
                Bonds VRDN
                (Aa/VMIG1, AA+/A1+)
      $ 4,100     2/11/98                           3.80%(A)    $  4,100
                Series 1994 VRDN
                (Aa/VMIG1, AA+/A1+)
        7,800     1/7/98                            3.70(A)        7,800
                                                                --------
                                                                  11,900
                                                                --------

              Ohio -- 0.7%
              County of Cuyahoga, Ohio
                Hospital Revenue Refunding
                Bonds (The Cleveland
                Clinic Foundation)
                Series 1997 A VRDN
                (Aaa/VMIG1, AAA/A1+)
        2,000     1/7/98                            3.65(A)        2,000
                                                                --------

              Pennsylvania -- 6.0%
              Allegheny County Hospital
                Development Authority
                (Presbyterian Hospital)
                Series A, B, C, & D VRDN
                (Aaa/VMIG1, AAA/A1)
       12,100     1/1/98                            4.25(A)       12,100
              Pennsylvania Higher
                Educational Facilities
                Authority Carnegie
                Mellon University
                Series 1995 A, B, & D VRDN
                (AA-/A1+)
        6,300     1/2/98                            4.85(A)        6,300
                                                                --------
                                                                  18,400
                                                                --------

              South Carolina -- 4.4%
              South Carolina Public
                Service TECP (P1, A1)
       13,545     1/22/98 to 2/20/98        3.70 to 3.85          13,545
                                                                --------

        Par                                      Rate           Value
-------------------------------------------------------------------------------
              Tennessee -- 1.6%
              State of Tennessee General
                Obligation BANS Series
                1997 A VRDN
                (MIG1/VMIG1, SP1+/A1+)
      $ 5,000     1/7/98                            3.60%(A)    $  5,000
                                                                --------

              Texas -- 11.6%
              Capital Industrial Development
                Corporation PCR Bonds
                (Motorola, Inc. Project)
                Series 1984 VRDN
                (AA/A1+)
        3,100     1/7/98                            3.80(A)        3,100
              Harris County, Texas
                Health Facilities
                Development Corporation
                Hospital Revenue Bonds
                (Memorial Hospital
                System Project)
                Series 1997 B VRDN
                (Aaa/VMIG1, AAA/A1+)
       11,800     1/7/98                            3.65(A)       11,800
              Harris County, Texas
                Health Facilities
                Development Corp.
                Hospital Revenue Bonds
                (The Methodist Hospital)
                Series 1994 VRDN
                (AA/A1+)
        1,100     1/2/98                            4.90(A)        1,100
                Series 1997 VRDN
                (AA/A1+)
        2,500     1/2/98                            4.90(A)        2,500
              Harris County, Texas
                Health Facilities
                Development Corp.
                Medical Facilities
                Revenue Bonds (Baylor
                College of Medicine Project)
                Series 1997 VRDN (AA+/A1+)
       12,000     1/7/98                            3.70(A)       12,000



        Par                                      Rate           Value
-------------------------------------------------------------------------------
              Texas -- Continued
              Harris County Industrial
                Development Corp.
                PCR Bonds (Exxon Project)
                1984-A & B Series VRDN
                (Aaa, AAA/A1+)
      $ 2,300     1/2/98                            4.80%(A)    $  2,300
              Houston (City of)
                TRANS Series 1997
                (MIG1, SP1+)
        3,000     6/30/98                           4.50           3,009
                                                                --------
                                                                  35,809
                                                                --------

              Utah -- 5.1%
              Emery County PCR Refunding
                Bonds (PacifiCorp Project)
                Series 1994 VRDN
                (Aaa/VMIG1, AAA/A1+)
        7,600     1/2/98                            5.00(A)        7,600
              State of Utah General
                Obligation Highway
                Commercial Paper Notes
                Series 1997 A TECP(P1, A1+, F1+)
        8,000     2/26/98 to 3/6/98         3.75 to 3.80           8,000
                                                                --------
                                                                  15,600
                                                                --------

              Washington -- 6.5%
              Washington (State of)
                Adjustable Rate GO
                Series VR - 1996B
                (Aa1/VMIG1, AA+/A1+)
       12,000     1/7/98                            3.60(A)       12,000
              Washington State Housing
                Finance Committee
                Series 1988 B VRDN
                (AAA/A1+)
        7,905     1/7/98                            3.95(A)        7,905
                                                                --------
                                                                  19,905
                                                                --------

Legg Mason Tax Exempt Trust, Inc.


        Par                                      Rate           Value
-------------------------------------------------------------------------------
              Wisconsin-- 4.8%
              Carlton (Town of) PCR
                Refunding Bonds
                Series 1991 B, C, & D
                (Wisconsin Power and
                Light Company
                Projects) VRDN
                (Aa2/VMIG1, AA/A1+)
      $ 9,700     1/2/98                            5.05%(A)    $  9,700
              Wisconsin (State of)
                Operating Notes
                Series 1997 (MIG1, SP1+)
        5,000     6/15/98                           4.50           5,014
                                                                --------
                                                                  14,714
                                                                --------




        Par                                      Rate           Value
-------------------------------------------------------------------------------
              Wyoming -- 1.2%
              Lincoln County PCR Bonds
                (Exxon Project)
                Series B, C, & D VRDN
                (Aaa/P1, AAA/A1+)
      $ 1,900     1/2/98                            5.10%(A)    $  1,900
                (PacifiCorp Project)
                Series 94 VRDN
                (Aaa/VMIG1, AAA/A1+)
          300     1/2/98                            4.90             300
              Sweetwater County PCR
                Bonds (Pacificorp Projects)
                Series 1994 VRDN
                (Aaa/VMIG1, AAA/A1+)
        1,660     1/2/98                            4.90           1,660
                                                                --------
                                                                   3,860
                                                                --------
              Total Investments, at
                amortized cost and
                value -- 101.7%                                  312,670(B)
              Other Assets Less
                Liabilities-- (1.7)%                              (5,299)
                                                                --------

              Net Assets Applicable to
              307,393 Shares
              Outstanding-- 100.0%                              $307,371
                                                                ========
              Net Asset Value Per
              Share                                                $1.00
                                                                   =====


-------------------------------------------------------------------------------
(A) The rate shown is the rate as of December 31, 1997 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
(B) Also represents cost for federal income tax purposes.

A guide to abbreviations appears on the next page.


See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.


Investment Abbreviations:

      BANS        Bond Anticipation Notes
      GO          General Obligation
      PCR         Pollution Control Revenue
      TANS        Tax Anticipation Notes
      TECP        Tax-Exempt Commercial Paper
      TRANS       Tax and Revenue Anticipation Notes
      VRDN        Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

      Municipal Notes

           MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).

           SP1 and SP2: The two highest municipal note ratings assigned by Standard & Poor's Ratings Group. A plus (+) sign may be added to the SP1 rating to indicate that an issue possesses very strong credit characteristics.

           F1 and F2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

      Commercial Paper

           P1 and P2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.

           A1 and A2: The two highest commercial paper ratings assigned by Standard & Poor's Ratings Group. A plus (+) sign designates issues possessing very strong credit characteristics.

           F1 and F2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F1 rating to denote any exceptionally strong credit feature.

      Municipal Bonds

           Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2, and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category.

           AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's Ratings Group. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.

           AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be appended to a rating to denote relative status within major rating categories.

           The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at December 31, 1997. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of Portfolio:

                        December 31, 1997
      ----------------------------------------------------------
                                             Percentage of
      Maturity Period       Amount/Par         Portfolio
      ----------------------------------------------------------
                              (000)                    (cum)
           1-7 days         $175,215          56.0%    56.0%
          8-30 days           16,000           5.1     61.1
         31-45 days           29,846           9.5     70.6
         46-90 days           61,760          19.8     90.4
       Over 90 days           29,849           9.6    100.0
                            --------         -----
                            $312,670         100.0%
                            ========         =====

      Average Weighted Maturity -- 33 days

Statement of Operations
Legg Mason Tax Exempt Trust, Inc.
For the Year Ended December 31, 1997
(Amounts in Thousands)

        ---------------------------------------------------------------------------------------
Investment Income:
        Interest                                                                     $11,525

Expenses:
        Management fee                                           $1,582
        Distribution and service fees                               309
        Transfer agent and shareholder servicing expense            130
        Custodian fee                                                91
        Registration fee                                             78
        Legal and audit fees                                         51
        Reports to shareholders                                      28
        Directors' fees                                              12
        Other expenses                                               15
                                                                 ------
                                                                  2,296
          Less compensating balance credits                         (23)
                                                                 ------
          Total expenses, net of compensating balance credits                          2,273
                                                                                     -------
      Net Investment Income                                                            9,252

Net Realized Gain on Investments:
      Realized gain on investments                                                         6
      --------------------------------------------------------------------------------------
      Change in Net Assets Resulting from Operations                                 $ 9,258
                                                                                     =======


                    ---------------------------------------



Statement of Changes in Net Assets
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)


                                                                         For the Years Ended December 31,
                                                                         --------------------------------
                                                                            1997                 1996
      ---------------------------------------------------------------------------------------------------
Change in Net Assets:
      Net investment income                                                $ 9,252               $ 7,746
      Net realized gain on investments                                           6                    --
                                                                          --------              --------
      Increase in net assets resulting from operations                       9,258                 7,746
      Distributions to shareholders from net investment income              (9,252)               (7,746)
      Change in net assets from Fund share transactions                     28,873                53,836
                                                                          --------              --------
      Change in net assets                                                  28,879                53,836

Net Assets:
      Beginning of year                                                    278,492               224,656
-----------------------------------------------------------------------------------------------------------
      End of year                                                         $307,371              $278,492
                                                                          ========              ========


      See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.

           Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.


                                                                              For the Years Ended December 31,
                                                                  ---------------------------------------------------------
                                                                    1997       1996         1995        1994       1993
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
      Net asset value, beginning of year                           $1.00       $1.00        $1.00       $1.00      $1.00
                                                                 ----------------------------------------------------------
      Net investment income                                        .0292       .0282        .0313       .0223      .0174
      Dividends to shareholders from net investment income        (.0292)     (.0282)      (.0313)     (.0223)    (.0174)
                                                                 ----------------------------------------------------------
      Net asset value, end of year                                 $1.00       $1.00        $1.00       $1.00      $1.00
                                                                 ----------------------------------------------------------
      Total return                                                  2.95%       2.85%        3.17%       2.25%      1.75%


Ratios/Supplemental Data:
      Ratios to average net assets:
        Total expenses(A)                                            .73%        .64%         .66%         --         --
        Net expenses(B)                                              .72%        .64%         .65%        .65%       .69%
        Net investment income                                       2.92%       2.82%        3.14%       2.23%      1.74%

      Net assets, end of year (in thousands)                    $307,371    $278,492     $224,656    $222,490   $237,611
---------------------------------------------------------------------------------------------------------------------------

(A) This ratio reflects total expenses before compensating balance credits. Previously, the credits were included in the ratio.
(B) This ratio reflects expenses net of compensating balance credits.

    See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)

1. Significant Accounting Policies:

           The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation

           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Dividends to Shareholders

           Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 1997, dividends payable of $12 were accrued.

      Security Transactions

           Security transactions are accounted for on the trade date and the cost of investments sold is deter-mined by use of the specific identification method for both financial reporting and income tax purposes. At December 31, 1997, $175 was receivable for investments sold.

      Compensating Balance Credits

           The Fund has an arrangement with its custodian bank whereby a portion of the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes

           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $20 which expire from 2001 through 2002.

      Use of Estimates

           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Fund Share Transactions:

           The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 1997, paid in capital aggregated $307,393. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                  For the Years Ended December 31,
                              ---------------------------------------
                                      1997               1996
        -------------------------------------------------------------
        Shares sold               $1,016,283          $1,008,112
        Shares reinvested              9,018               7,565
        Shares repurchased          (996,428)           (961,841)
        -------------------------------------------------------------
        Net change                $   28,873          $   53,836
        -------------------------------------------------------------

3. Transactions with Affiliates:

           Legg Mason Fund Adviser, Inc. ("Adviser"), an affiliate of Legg Mason Wood Walker, Incorporated, serves as the Fund's investment adviser and is responsible for the investment management of the Fund's assets. As compensation for its advisory services, the Fund pays the Adviser a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $138 were payable to the Adviser at December 31, 1997.

           Effective January 10, 1997, Tax Exempt Trust began compensating Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average daily net assets. Legg Mason has agreed to limit such fees paid by the Fund to 0.10% for the next two years. If this voluntary limit is not extended beyond January 10, 1999, Tax Exempt Trust may pay Legg Mason a fee for its distribution services in an amount not to exceed an annual rate of 0.15% of the Fund's average daily net assets. Distribution and service fees of $28 were payable to the distributor at December 31, 1997.

           Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $37 by the transfer agent for the year ended December 31, 1997.

Report of Independent Accountants

To the Shareholders and Directors of Legg Mason Tax Exempt Trust, Inc.:

     We have audited the accompanying statement of net assets of Legg Mason Tax Exempt Trust, Inc. as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsiblity of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and signficant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Tax Exempt Trust, Inc. as of December 31, 1997, and the results of its operations, changes in its net assets, and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.


                                                       COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
January 30, 1998


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